The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

September 24, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ashmore Funds

1933 Act Registration No. 333-169226

1940 Act Registration No. 811-22468

Ladies and Gentlemen:

On behalf of Ashmore Funds (the “Trust”), transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“Rule 497(e)”), are exhibits containing an XBRL interactive data file relating to the supplement to the Ashmore Emerging Markets Short Duration Select Fund’s Statutory Prospectus dated as of June 14, 2020, that was filed pursuant to Rule 497(e) on September 2, 2020.

Please direct any questions to the undersigned at (312) 630-1377.

Sincerely,

Ashmore Funds

/s/ Michael D. Jiang
Michael D. Jiang
Assistant Secretary of the Trust

Enclosures